Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com

June 8, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Funds Group (Invesco Funds Group)

CIK No. 0000019034

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Funds Group (Invesco Funds Group) (the “Fund”) that the Prospectus and Statement of Additional Information relating to the Class T shares of Invesco European Small Company Fund, Invesco Global Core Equity Fund Invesco International Small Company Fund, and Invesco Small Cap Equity Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 130 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 130 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on June 5, 2017.

Please contact the undersigned at (713) 214-7888 if you have any questions regarding this filing.

Very truly yours,

/s/ Peter A. Davidson

Peter A. Davidson

Assistant General Counsel